Annual Fund Operating Expenses (Vanguard Total International Bond Index Fund Retail)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%	0.21%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.19%	0.23%